United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2026

Date of reporting period: April 30, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 88.38%
U.S. Treasury Obligations - 88.38%
U.S. Treasury Bills,
4.370%, Due 5/8/2025A B	$7,500,000	$7,493,872
4.431%, Due 5/22/2025A B C	1,200,000	1,197,039
4.297%, Due 6/12/2025A B	8,000,000	7,960,497
4.290%, Due 7/3/2025A B C	2,000,000	1,985,317
4.292%, Due 7/10/2025A B	9,000,000	8,926,762
4.282%, Due 7/24/2025A B C	2,000,000	1,980,487
4.203%, Due 9/4/2025A B	8,000,000	7,884,027
4.147%, Due 9/25/2025A B C	1,900,000	1,868,255
4.182%, Due 10/9/2025A B C	1,500,000	1,472,708

Total Short-Term Investments (Cost $40,772,998)		40,768,964

TOTAL INVESTMENTS - 88.38% (Cost $40,772,998)		40,768,964
OTHER ASSETS, NET OF LIABILITIES - 11.62%		5,362,115

TOTAL NET ASSETS - 100.00%		$46,131,079

Percentages are stated as a percent of net assets.

A	Coupon represents a weighted average yield to maturity.
B	Zero coupon bond.
C	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Long Futures Contracts Open on April 30, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	18	July 2025	$2,145,919	$2,074,050	$(71,869)
COMEX Gold 100 Troy Ounces FuturesA	31	June 2025	9,500,946	10,289,210	788,264
COMEX Silver FuturesA	18	July 2025	2,977,292	2,954,520	(22,772)

			$14,624,157	$15,317,780	$693,623

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Eurex DAX Index Futures	4	June 2025	$2,599,515	$2,560,808	$(38,707)
Eurex EURO STOXX 50 Futures	22	June 2025	1,318,686	1,272,803	(45,883)
ICE FTSE 100 Index Futures	16	June 2025	1,821,389	1,804,797	(16,592)

			$5,739,590	$5,638,408	$(101,182)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	49	June 2025	$5,338,177	$5,350,570	$12,393
CBOT 10 Year U.S. Treasury Notes Futures	34	June 2025	3,827,595	3,815,437	(12,158)
Eurex 5 Year Euro BOBL Futures	79	June 2025	10,685,174	10,706,310	21,136
Eurex 10 Year Euro BUND Futures	17	June 2025	2,532,292	2,537,880	5,588

			$22,383,238	$22,410,197	$26,959

Short Futures Contracts Open on April 30, 2025:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Brent Crude Oil FuturesA	22	May 2025	$(1,449,051)	$(1,343,320)	$105,731

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Short Futures Contracts Open on April 30, 2025 (continued):

Commodity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
NYMEX Light Sweet Crude Oil FuturesA	21	May 2025	$(1,262,835)	$(1,222,410)	$40,425

			$(2,711,886)	$(2,565,730)	$146,156

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	3	June 2025	$(1,127,330)	$(1,179,510)	$(52,180)
CME E-Mini Russell 2000 Index Futures	27	June 2025	(2,748,186)	(2,659,230)	88,956
CME E-Mini S&P 500 Index Futures	10	June 2025	(2,689,984)	(2,793,500)	(103,516)

			$(6,565,500)	$(6,632,240)	$(66,740)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	17	June 2025	$(1,934,045)	$(1,982,625)	$(48,580)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	17	June 2025	(2,019,764)	(2,057,531)	(37,767)
ICE Long Gilt Futures	13	June 2025	(1,581,413)	(1,620,244)	(38,831)

			$(5,535,222)	$(5,660,400)	$(125,178)

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on April 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	66,635	USD	66,978	5/1/2025	HUB	$—	$(343)	$(343)
GBP	66,635	USD	67,036	5/1/2025	HUB	—	(401)	(401)
GBP	66,635	USD	67,083	5/1/2025	HUB	—	(448)	(448)
NZD	59,400	USD	59,480	5/1/2025	HUB	—	(80)	(80)
NZD	59,400	USD	59,594	5/1/2025	HUB	—	(194)	(194)
AUD	64,055	USD	63,900	5/1/2025	HUB	155	—	155
AUD	64,055	USD	64,103	5/1/2025	HUB	—	(48)	(48)
AUD	64,055	USD	64,122	5/1/2025	HUB	—	(67)	(67)
AUD	64,055	USD	64,206	5/1/2025	HUB	—	(151)	(151)
AUD	64,055	USD	64,247	5/1/2025	HUB	—	(192)	(192)
AUD	64,055	USD	64,253	5/1/2025	HUB	—	(198)	(198)
AUD	64,055	USD	64,278	5/1/2025	HUB	—	(223)	(223)
CAD	72,537	USD	72,279	5/1/2025	HUB	258	—	258
CAD	72,537	USD	72,314	5/1/2025	HUB	223	—	223
CAD	72,537	USD	72,336	5/1/2025	HUB	201	—	201
CAD	72,537	USD	72,531	5/1/2025	HUB	6	—	6
USD	118,757	NZD	118,800	5/1/2025	HUB	—	(43)	(43)
GBP	266,540	USD	268,196	5/1/2025	HUB	—	(1,656)	(1,656)
USD	280,494	JPY	279,760	5/1/2025	HUB	734	—	734
USD	448,697	AUD	448,386	5/1/2025	HUB	311	—	311
USD	469,008	GBP	466,445	5/1/2025	HUB	2,563	—	2,563
JPY	69,940	USD	69,605	5/1/2025	HUB	335	—	335
JPY	69,940	USD	70,216	5/1/2025	HUB	—	(276)	(276)
JPY	69,940	USD	70,292	5/1/2025	HUB	—	(352)	(352)
JPY	69,940	USD	70,333	5/1/2025	HUB	—	(393)	(393)
GBP	66,635	USD	66,701	5/2/2025	HUB	—	(66)	(66)
GBP	66,635	USD	66,755	5/2/2025	HUB	—	(120)	(120)
GBP	66,635	USD	66,862	5/2/2025	HUB	—	(227)	(227)
GBP	66,635	USD	66,993	5/2/2025	HUB	—	(358)	(358)
GBP	66,635	USD	67,008	5/2/2025	HUB	—	(373)	(373)
NZD	59,400	USD	59,246	5/2/2025	HUB	154	—	154

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NZD	59,400	USD	59,356	5/2/2025	HUB	$44	$—	$44
AUD	64,055	USD	63,759	5/2/2025	HUB	296	—	296
AUD	64,055	USD	63,890	5/2/2025	HUB	165	—	165
AUD	64,055	USD	63,912	5/2/2025	HUB	143	—	143
AUD	64,055	USD	63,969	5/2/2025	HUB	86	—	86
AUD	64,055	USD	63,970	5/2/2025	HUB	85	—	85
AUD	64,055	USD	64,155	5/2/2025	HUB	—	(100)	(100)
EUR	113,285	USD	113,922	5/2/2025	HUB	—	(637)	(637)
EUR	113,285	USD	113,990	5/2/2025	HUB	—	(705)	(705)
EUR	226,570	USD	228,106	5/2/2025	HUB	—	(1,536)	(1,536)
USD	455,597	EUR	453,140	5/2/2025	HUB	2,457	—	2,457
JPY	69,940	USD	70,122	5/2/2025	HUB	—	(182)	(182)
JPY	69,940	USD	70,230	5/2/2025	HUB	—	(290)	(290)
EUR	113,285	USD	113,622	5/5/2025	HUB	—	(337)	(337)
EUR	113,285	USD	113,671	5/5/2025	HUB	—	(386)	(386)
EUR	113,285	USD	113,709	5/5/2025	HUB	—	(424)	(424)
USD	334,071	JPY	350,131	5/13/2025	HUB	—	(16,060)	(16,060)
USD	472,456	JPY	490,184	5/13/2025	HUB	—	(17,728)	(17,728)
USD	534,249	JPY	560,209	5/13/2025	HUB	—	(25,960)	(25,960)
USD	2,404,819	JPY	2,520,944	5/13/2025	HUB	—	(116,125)	(116,125)
JPY	70,026	USD	69,642	5/13/2025	HUB	384	—	384
JPY	210,079	USD	207,408	5/13/2025	HUB	2,671	—	2,671
JPY	210,079	USD	209,137	5/13/2025	HUB	942	—	942
JPY	210,079	USD	209,203	5/13/2025	HUB	876	—	876
JPY	210,079	USD	210,377	5/13/2025	HUB	—	(298)	(298)
JPY	280,105	USD	280,869	5/13/2025	HUB	—	(764)	(764)
JPY	280,105	USD	280,947	5/13/2025	HUB	—	(842)	(842)
JPY	280,105	USD	281,738	5/13/2025	HUB	—	(1,633)	(1,633)
JPY	280,105	USD	284,810	5/13/2025	HUB	—	(4,705)	(4,705)
JPY	280,105	USD	285,570	5/13/2025	HUB	—	(5,465)	(5,465)
JPY	350,131	USD	350,763	5/13/2025	HUB	—	(632)	(632)
JPY	420,157	USD	423,943	5/13/2025	HUB	—	(3,786)	(3,786)
JPY	630,236	USD	633,633	5/13/2025	HUB	—	(3,397)	(3,397)
JPY	700,262	USD	683,133	5/13/2025	HUB	17,129	—	17,129
JPY	700,262	USD	690,099	5/13/2025	HUB	10,163	—	10,163
JPY	1,050,393	USD	1,021,737	5/13/2025	HUB	28,656	—	28,656
USD	185,602	AUD	192,187	5/14/2025	HUB	—	(6,585)	(6,585)
AUD	128,124	USD	124,014	5/14/2025	HUB	4,110	—	4,110
AUD	256,248	USD	239,793	5/14/2025	HUB	16,455	—	16,455
AUD	448,435	USD	447,553	5/14/2025	HUB	882	—	882
AUD	448,435	USD	448,740	5/14/2025	HUB	—	(305)	(305)
AUD	448,435	USD	449,982	5/14/2025	HUB	—	(1,547)	(1,547)
AUD	512,497	USD	506,371	5/14/2025	HUB	6,126	—	6,126
AUD	512,497	USD	511,176	5/14/2025	HUB	1,321	—	1,321
AUD	704,683	USD	700,224	5/14/2025	HUB	4,459	—	4,459
AUD	704,683	USD	705,621	5/14/2025	HUB	—	(938)	(938)
AUD	768,745	USD	770,756	5/14/2025	HUB	—	(2,011)	(2,011)
AUD	896,870	USD	849,323	5/14/2025	HUB	47,547	—	47,547
AUD	896,870	USD	887,912	5/14/2025	HUB	8,958	—	8,958
AUD	1,153,118	USD	1,143,394	5/14/2025	HUB	9,724	—	9,724
AUD	1,281,242	USD	1,285,375	5/14/2025	HUB	—	(4,133)	(4,133)
AUD	1,473,429	USD	1,461,538	5/14/2025	HUB	11,891	—	11,891
USD	3,434,712	AUD	3,488,215	5/14/2025	HUB	—	(53,503)	(53,503)
USD	4,024,808	AUD	4,093,486	5/14/2025	HUB	—	(68,678)	(68,678)
USD	4,958,146	AUD	5,038,532	5/14/2025	HUB	—	(80,386)	(80,386)
GBP	393,155	USD	388,108	5/15/2025	HUB	5,047	—	5,047
USD	345,431	EUR	344,594	5/15/2025	HUB	837	—	837
GBP	522,430	USD	502,650	5/15/2025	HUB	19,780	—	19,780
USD	422,332	GBP	426,474	5/15/2025	HUB	—	(4,142)	(4,142)
USD	460,315	EUR	456,846	5/15/2025	HUB	3,469	—	3,469
EUR	722,062	USD	700,206	5/15/2025	HUB	21,856	—	21,856

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	649,922	GBP	675,694	5/15/2025	HUB	$—	$(25,772)	$(25,772)
EUR	798,009	USD	780,608	5/15/2025	HUB	17,401	—	17,401
USD	1,230,198	EUR	1,260,913	5/15/2025	HUB	—	(30,715)	(30,715)
GBP	133,286	USD	129,132	6/4/2025	HUB	4,154	—	4,154
GBP	133,286	USD	132,659	6/4/2025	HUB	627	—	627
GBP	133,286	USD	132,792	6/4/2025	HUB	494	—	494
USD	131,657	GBP	133,285	6/4/2025	HUB	—	(1,628)	(1,628)
GBP	199,929	USD	199,413	6/4/2025	HUB	516	—	516
GBP	266,571	USD	261,980	6/4/2025	HUB	4,591	—	4,591
GBP	266,571	USD	265,995	6/4/2025	HUB	576	—	576
GBP	333,214	USD	335,404	6/4/2025	HUB	—	(2,190)	(2,190)
USD	260,063	GBP	266,571	6/4/2025	HUB	—	(6,508)	(6,508)
GBP	399,857	USD	387,591	6/4/2025	HUB	12,266	—	12,266
GBP	399,857	USD	388,778	6/4/2025	HUB	11,079	—	11,079
GBP	399,857	USD	388,804	6/4/2025	HUB	11,053	—	11,053
GBP	399,857	USD	396,657	6/4/2025	HUB	3,200	—	3,200
GBP	399,857	USD	401,912	6/4/2025	HUB	—	(2,055)	(2,055)
GBP	466,500	USD	465,960	6/4/2025	HUB	540	—	540
GBP	466,500	USD	469,057	6/4/2025	HUB	—	(2,557)	(2,557)
USD	450,378	GBP	466,499	6/4/2025	HUB	—	(16,121)	(16,121)
USD	1,346,857	GBP	1,399,499	6/4/2025	HUB	—	(52,642)	(52,642)
USD	2,430,726	GBP	2,532,427	6/4/2025	HUB	—	(101,701)	(101,701)
GBP	4,081,969	USD	3,956,341	6/4/2025	HUB	125,628	—	125,628
GBP	4,081,971	USD	3,955,626	6/4/2025	HUB	126,345	—	126,345
GBP	4,364,916	USD	4,231,134	6/4/2025	HUB	133,782	—	133,782
CAD	145,462	USD	145,090	6/23/2025	HUB	372	—	372
CAD	145,462	USD	145,182	6/23/2025	HUB	280	—	280
CAD	218,194	USD	216,757	6/23/2025	HUB	1,437	—	1,437
CAD	218,194	USD	217,341	6/23/2025	HUB	853	—	853
CAD	290,925	USD	289,016	6/23/2025	HUB	1,909	—	1,909
CAD	363,656	USD	361,636	6/23/2025	HUB	2,020	—	2,020
USD	5,156,459	CAD	5,163,917	6/23/2025	HUB	—	(7,458)	(7,458)
EUR	113,642	USD	108,401	6/25/2025	HUB	5,241	—	5,241
EUR	113,642	USD	110,182	6/25/2025	HUB	3,460	—	3,460
EUR	113,642	USD	113,894	6/25/2025	HUB	—	(252)	(252)
USD	111,032	EUR	113,642	6/25/2025	HUB	—	(2,610)	(2,610)
USD	220,698	EUR	227,283	6/25/2025	HUB	—	(6,585)	(6,585)
EUR	340,925	USD	330,523	6/25/2025	HUB	10,402	—	10,402
EUR	340,925	USD	339,438	6/25/2025	HUB	1,487	—	1,487
EUR	340,925	USD	341,454	6/25/2025	HUB	—	(529)	(529)
EUR	340,925	USD	341,559	6/25/2025	HUB	—	(634)	(634)
EUR	340,925	USD	342,131	6/25/2025	HUB	—	(1,206)	(1,206)
EUR	340,925	USD	343,056	6/25/2025	HUB	—	(2,131)	(2,131)
EUR	340,925	USD	346,580	6/25/2025	HUB	—	(5,655)	(5,655)
EUR	454,567	USD	442,125	6/25/2025	HUB	12,442	—	12,442
EUR	454,567	USD	455,726	6/25/2025	HUB	—	(1,159)	(1,159)
EUR	454,567	USD	456,944	6/25/2025	HUB	—	(2,377)	(2,377)
EUR	454,567	USD	457,110	6/25/2025	HUB	—	(2,543)	(2,543)
EUR	568,208	USD	570,654	6/25/2025	HUB	—	(2,446)	(2,446)
EUR	795,492	USD	777,659	6/25/2025	HUB	17,833	—	17,833
EUR	3,068,325	USD	2,930,993	6/25/2025	HUB	137,332	—	137,332
NZD	119,022	USD	118,973	7/1/2025	HUB	49	—	49
NZD	714,131	USD	717,517	7/1/2025	HUB	—	(3,386)	(3,386)
CHF	121,161	USD	121,361	5/2/2025	NWM	—	(200)	(200)
USD	121,382	CHF	121,160	5/2/2025	NWM	222	—	222
CHF	122,015	USD	118,107	7/2/2025	NWM	3,908	—	3,908
CHF	122,015	USD	119,681	7/2/2025	NWM	2,334	—	2,334
CHF	122,015	USD	121,734	7/2/2025	NWM	281	—	281
CHF	122,015	USD	122,279	7/2/2025	NWM	—	(264)	(264)
CHF	122,015	USD	122,544	7/2/2025	NWM	—	(529)	(529)
CHF	122,015	USD	122,618	7/2/2025	NWM	—	(603)	(603)

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2025 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	122,015	USD	123,295	7/2/2025	NWM	$—	$(1,280)	$(1,280)
CHF	122,015	USD	123,565	7/2/2025	NWM	—	(1,550)	(1,550)
CHF	122,015	USD	124,024	7/2/2025	NWM	—	(2,009)	(2,009)
CHF	122,015	USD	124,377	7/2/2025	NWM	—	(2,362)	(2,362)
CHF	244,030	USD	236,258	7/2/2025	NWM	7,772	—	7,772
CHF	244,030	USD	236,294	7/2/2025	NWM	7,736	—	7,736
CHF	366,045	USD	356,545	7/2/2025	NWM	9,500	—	9,500
USD	1,602,832	CHF	1,708,209	7/2/2025	NWM	—	(105,377)	(105,377)

						$910,621	$(825,463)	$85,158

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

HUB	HSBC Bank PLC
NWM	NatWest Markets PLC

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:

DAX	Deutsche Boerse AG German Stock Index.
EURO STOXX 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.

Other Abbreviations:

BOBL	Medium term debt that is issued by the Federal Republic of Germany.
BUND	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
Gilt	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

AHL Trend ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$40,768,964	$—	$40,768,964

Total Investments in Securities - Assets	$—	$40,768,964	$—	$40,768,964

Financial Derivative Instruments - Assets
Futures Contracts	$1,062,493	$—	$—	$1,062,493

See accompanying notes

American Beacon AHL Trend ETFSM

Consolidated Schedule of Investments

April 30, 2025 (Unaudited)

AHL Trend ETF Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$910,621	$—	$910,621

Total Financial Derivative Instruments - Assets	$1,062,493	$910,621	$—	$1,973,114

Financial Derivative Instruments - Liabilities
Futures Contracts	$(488,855)	$—	$—	$(488,855)

Forward Foreign Currency Contracts	—	(825,463)	—	(825,463)

Total Financial Derivative Instruments - Liabilities	$(488,855)	$(825,463)	$—	$(1,314,318)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value
Brazil - 0.74% (Cost $1,065,310)
Foreign Common Stocks - 0.74%
Rumo SA	316,667	$1,082,498

Canada - 24.03%
Foreign Common Stocks - 24.03%
Aya Gold & Silver, Inc.A	168,870	1,161,242
Calibre Mining Corp.A	1,823,203	4,271,685
Capstone Copper Corp.A	552,226	2,659,786
Hudbay Minerals, Inc.	598,420	4,353,803
Kinross Gold Corp.	479,756	7,081,199
Methanex Corp.	133,018	4,162,133
NexGen Energy Ltd.A	233,980	1,223,715
Nutrien Ltd.	35,462	2,023,107
Pan American Silver Corp.	161,747	4,072,789
Teck Resources Ltd., Class B	120,007	4,079,038

Total Foreign Common Stocks		35,088,497

Total Canada (Cost $36,542,070)		35,088,497

Chile - 0.80% (Cost $1,295,514)
Foreign Common Stocks - 0.80%
Lundin Mining Corp.	143,443	1,173,681

Congo - 1.27% (Cost $2,466,266)
Foreign Common Stocks - 1.27%
Ivanhoe Mines Ltd., Class AA	208,268	1,849,123

Cote d’Ivoire - 1.51% (Cost $1,764,964)
Foreign Common Stocks - 1.51%
Endeavour Mining PLC	81,678	2,212,878

Germany - 8.18%
Foreign Common Stocks - 8.18%
BASF SEA	99,603	5,035,840
Siemens Energy AGA	90,251	6,905,350

Total Foreign Common Stocks		11,941,190

Total Germany (Cost $9,160,772)		11,941,190

Norway - 2.43%
Foreign Common Stocks - 2.43%
Mowi ASA	159,985	2,923,385
Norsk Hydro ASA	120,320	631,474

Total Foreign Common Stocks		3,554,859

Total Norway (Cost $3,700,081)		3,554,859

South Africa - 2.98%
Foreign Common Stocks - 2.98%
Anglo American PLC	95,436	2,580,637
Gold Fields Ltd., ADR	78,538	1,770,247

Total Foreign Common Stocks		4,350,884

Total South Africa (Cost $4,348,756)		4,350,884

United Kingdom - 3.08%
Foreign Common Stocks - 3.08%
Anglogold Ashanti PLC	71,409	3,010,603

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2025 (Unaudited)

	Shares	Fair Value
United Kingdom - 3.08% (continued)
Foreign Common Stocks - 3.08% (continued)
Tate & Lyle PLC	199,518	$1,483,710

Total Foreign Common Stocks		4,494,313

Total United Kingdom (Cost $3,960,082)		4,494,313

United States - 49.71%
Common Stocks - 49.71%
Antero Resources Corp.A	106,220	3,699,643
BellRing Brands, Inc.A	43,695	3,370,632
Bloom Energy Corp., Class AA	48,454	887,677
Chemours Co.	147,475	1,825,740
Cleveland-Cliffs, Inc.A	223,675	1,843,082
Coeur Mining, Inc.A	765,796	4,250,168
Darling Ingredients, Inc.A	93,578	3,012,276
Diamondback Energy, Inc.	18,938	2,500,005
EQT Corp.	38,426	1,899,781
Expand Energy Corp.	17,758	1,845,056
First Solar, Inc.A	9,948	1,251,657
GE Vernova, Inc.	7,072	2,622,439
Hecla Mining Co.	341,586	1,953,872
Hormel Foods Corp.	67,163	2,008,174
Huntsman Corp.	192,794	2,566,088
JBS SA	223,493	1,735,914
Kinetik Holdings, Inc.	90,295	3,732,795
Mosaic Co.	94,604	2,875,962
Nucor Corp.	24,569	2,932,802
Permian Resources Corp.	340,615	4,019,257
Primoris Services Corp.	34,603	2,075,142
Range Resources Corp.	39,406	1,337,046
Smurfit WestRock PLC	106,759	4,486,013
Steel Dynamics, Inc.	21,729	2,818,469
Talen Energy Corp.A	13,883	2,985,956
Targa Resources Corp.	31,142	5,322,168
U.S. Steel Corp.	62,844	2,746,911

Total Common Stocks		72,604,725

Total United States (Cost $76,439,934)		72,604,725

Zambia - 1.79% (Cost $2,548,278)
Foreign Common Stocks - 1.79%
First Quantum Minerals Ltd.A	194,301	2,608,814

TOTAL INVESTMENTS - 96.52% (Cost $143,292,027)		140,961,462
OTHER ASSETS, NET OF LIABILITIES - 3.48%		5,080,017

TOTAL NET ASSETS - 100.00%		$146,041,479

Percentages are stated as a percent of net assets.

A	Non-income producing security.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

April 30, 2025 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2025, the investments were classified as described below:

GLG Natural Resources ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$1,082,498	$—	$—	$1,082,498
Canada	35,088,497	—	—	35,088,497
Chile	1,173,681	—	—	1,173,681
Congo	1,849,123	—	—	1,849,123
Cote d’Ivoire	2,212,878	—	—	2,212,878
Germany	11,941,190	—	—	11,941,190
Norway	3,554,859	—	—	3,554,859
South Africa	4,350,884	—	—	4,350,884
United Kingdom	4,494,313	—	—	4,494,313
Zambia	2,608,814	—	—	2,608,814
Common Stocks
United States	72,604,725	—	—	72,604,725

Total Investments in Securities - Assets	$140,961,462	$—	$—	$140,961,462

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

A Fund’s net asset value (“NAV”) per share is computed by adding total assets, subtracting all a Fund’s liabilities, and dividing the result by the total number of shares outstanding, which may differ from a market price. Investors that purchase and sell a Fund in the secondary market will transact at market prices, which may be lower or higher than the NAV per share.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Select FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.

Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Manager as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade

American Beacon Select FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2025 (Unaudited)

do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.